Deferred revenue - Narrative (Details) R in Millions, $ in Millions				1 Months Ended					12 Months Ended
	Dec. 01, 2024 ZAR (R) t	Dec. 01, 2024 USD ($) t	Aug. 21, 2024 ZAR (R) R / kg kg oz	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 ZAR (R)	Jul. 31, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received | R									R 3,307	R 935	R 24
Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received							R 6,555	$ 500
Additional monthly amounts receivable, as a percent									18.00%
Platinum | Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Percent of production covered by agreement									4.50%
Gold
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received | R			R 1,793			R 1,800
Commodity delivery (in kilograms/tonnes) | kg			1,497
Monthly commodity delivery (in ounces) | oz			1,851
Gold | Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Percent of production covered by agreement									100.00%
Gold | Minimum
Disclosure Of Contract Liabilities [Line Items]
Average price (in ZAR per kg) | R / kg			1,350,000
Gold | Maximum
Disclosure Of Contract Liabilities [Line Items]
Average price (in ZAR per kg) | R / kg			1,736,000
Chrome
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue advance received	R 905	$ 50		R 905	$ 50
Chrome | Minimum
Disclosure Of Contract Liabilities [Line Items]
Commodity delivery (in kilograms/tonnes) | t	40,000	40,000
Chrome | Maximum
Disclosure Of Contract Liabilities [Line Items]
Commodity delivery (in kilograms/tonnes) | t	70,000	70,000